Nuveen S&P 500 Dynamic Overwrite Fund
Portfolio of Investments September 30, 2022
(Unaudited)
SPXX
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.9%
X 247,044,206 COMMON STOCKS - 98.1%
X 247,044,206
Aerospace & Defense - 1.7%
5,621 Boeing Co/The (2) $ 680,591
1,033 BWX Technologies Inc 52,032
716 Curtiss-Wright Corp 99,639
793 HEICO Corp 114,176
3,921 Lockheed Martin Corp 1,514,643
20,963 Raytheon Technologies Corp 1,716,031
729 Woodward Inc 58,509
Total Aerospace & Defense 4,235,621
Air Freight & Logistics - 0.6%
8,775 United Parcel Service Inc, Class B 1,417,514
Airlines - 0.1%
7,767 American Airlines Group Inc (2) 93,515
5,123 JetBlue Airways Corp (2) 33,966
2,159 Spirit Airlines Inc 40,632
Total Airlines 168,113
Auto Components - 0.1%
3,036 Gentex Corp 72,379
8,235 Goodyear Tire & Rubber Co (2) 83,091
519 Lear Corp 62,119
Total Auto Components 217,589
Automobiles - 2.4%
37,389 Ford Motor Co 418,757
1,133 Rivian Automotive Inc, Class A (2) 37,287
21,266 Tesla Inc (2) 5,640,806
Total Automobiles 6,096,850
Banks - 3.7%
2,489 Associated Banc-Corp 49,979
47,308 Bank of America Corp 1,428,702
1,569 Bank OZK 62,070
1,508 BankUnited Inc 51,528
21,159 Citigroup Inc 881,696
1,411 Citizens Financial Group Inc 48,482
5,340 Comerica Inc 379,674
872 Cullen/Frost Bankers Inc 115,296
2,667 CVB Financial Corp 67,528
1,261 East West Bancorp Inc 84,664
74 First Citizens BancShares Inc/NC, Class A 59,010
9,948 First Horizon Corp 227,809
12,560 FNB Corp/PA 145,696
3,550 Fulton Financial Corp 56,090
31,157 JPMorgan Chase & Co 3,255,906
14,440 Old National Bancorp/IN 237,827
2,579 PacWest Bancorp 58,285
1,012 Pinnacle Financial Partners Inc 82,073
2,043 Popular Inc 147,219
1,205 Renasant Corp 37,692
658 SouthState Corp 52,061
650 Texas Capital Bancshares Inc (2) 38,370
2,094 United Community Banks Inc/GA 69,311

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

SPXX
Shares Description (1) Value
Banks (continued)
1,329 Webster Financial Corp $ 60,071
31,691 Wells Fargo & Co 1,274,612
660 Western Alliance Bancorp 43,388
8,676 Zions Bancorp NA 441,261
Total Banks 9,456,300
Beverages - 2.4%
51,740 Coca-Cola Co 2,898,475
19,878 PepsiCo Inc 3,245,282
Total Beverages 6,143,757
Biotechnology - 2.4%
16,944 AbbVie Inc 2,274,054
7,117 Amgen Inc 1,604,172
1,457 Biogen Inc (2) 389,019
2,550 BioMarin Pharmaceutical Inc (2) 216,164
551 Horizon Therapeutics PLC (2) 34,101
3,054 Moderna Inc (2) 361,136
3,712 Vertex Pharmaceuticals Inc (2) 1,074,772
Total Biotechnology 5,953,418
Building Products - 0.2%
563 Carlisle Cos Inc 157,871
424 Lennox International Inc 94,412
1,102 Owens Corning 86,628
548 Simpson Manufacturing Co Inc 42,963
397 Trex Co Inc (2) 17,444
855 UFP Industries Inc 61,697
Total Building Products 461,015
Capital Markets - 2.5%
771 Ares Management Corp, Class A 47,763
975 Blackstone Inc 81,608
1,778 Carlyle Group Inc 45,944
16,181 Charles Schwab Corp 1,162,928
4,910 CME Group Inc 869,708
1,462 Federated Hermes Inc 48,421
4,325 Goldman Sachs Group Inc 1,267,441
492 Hamilton Lane Inc, Class A 29,328
496 Houlihan Lokey Inc 37,389
9,328 Intercontinental Exchange Inc 842,785
1,228 Janus Henderson Group PLC 24,941
1,763 Jefferies Financial Group Inc 52,009
1,435 KKR & Co Inc 61,705
1,234 Lazard Ltd, Class A 39,278
546 LPL Financial Holdings Inc 119,290
17,299 Morgan Stanley 1,366,794
2,060 SEI Investments Co 101,043
1,398 Stifel Financial Corp 72,570
954 Tradeweb Markets Inc, Class A 53,825
Total Capital Markets 6,324,770
Chemicals - 1.7%
722 Ashland Inc 68,568
1,074 Avient Corp 32,542
2,854 Axalta Coating Systems Ltd (2) 60,105
337 Balchem Corp 40,973
1,117 Cabot Corp 71,365
10,837 Dow Inc 476,070
5,047 Eastman Chemical Co 358,589

Shares Description (1) Value
Chemicals (continued)
2,980 Ecolab Inc $ 430,372
2,357 Element Solutions Inc 38,348
5,409 Linde PLC 1,458,212
3,077 Mosaic Co 148,711
152 NewMarket Corp 45,726
1,562 Olin Corp 66,979
1,353 RPM International Inc 112,719
407 Sensient Technologies Corp 28,221
4,312 Sherwin-Williams Co 882,882
1,434 Valvoline Inc 36,338
Total Chemicals 4,356,720
Commercial Services & Supplies - 0.2%
903 Casella Waste Systems Inc, Class A (2) 68,980
638 Clean Harbors Inc (2) 70,167
8,663 CoreCivic Inc (2) 76,581
2,741 GEO Group Inc (2),(3) 21,106
409 MSA Safety Inc 44,696
1,037 Stericycle Inc (2) 43,668
383 Tetra Tech Inc 49,227
258 UniFirst Corp/MA 43,403
Total Commercial Services & Supplies 417,828
Communications Equipment - 1.1%
1,059 Ciena Corp (2) 42,815
51,860 Cisco Systems Inc 2,074,400
2,967 Motorola Solutions Inc 664,519
4,298 Viavi Solutions Inc (2) 56,089
Total Communications Equipment 2,837,823
Construction & Engineering - 0.1%
740 EMCOR Group Inc 85,455
595 MasTec Inc (2) 37,782
3,092 MDU Resources Group Inc 84,566
275 Valmont Industries Inc 73,871
Total Construction & Engineering 281,674
Construction Materials - 0.0%
546 Eagle Materials Inc 58,520
Consumer Finance - 0.4%
1,842 Ally Financial Inc 51,263
7,538 American Express Co 1,016,952
Total Consumer Finance 1,068,215
Containers & Packaging - 0.4%
438 AptarGroup Inc 41,623
3,220 Avery Dennison Corp 523,894
860 Berry Global Group Inc (2) 40,016
1,261 Crown Holdings Inc 102,179
4,826 Graphic Packaging Holding Co 95,265
2,023 Silgan Holdings Inc 85,047
2,568 Sonoco Products Co 145,683
Total Containers & Packaging 1,033,707
Diversified Financial Services - 1.8%
1,611 Apollo Global Management Inc 74,911
16,034 Berkshire Hathaway Inc, Class B (2) 4,281,399
3,318 Equitable Holdings Inc 87,429

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

SPXX
Shares Description (1) Value
Diversified Financial Services (continued)
1,609 Voya Financial Inc $ 97,345
Total Diversified Financial Services 4,541,084
Diversified Telecommunication Services - 0.9%
63,781 AT&T Inc 978,401
36,333 Verizon Communications Inc 1,379,564
Total Diversified Telecommunication Services 2,357,965
Electric Utilities - 1.3%
3,632 ALLETE Inc 181,782
2,505 Avangrid Inc 104,458
13,297 Duke Energy Corp 1,236,887
4,531 Hawaiian Electric Industries Inc 157,044
3,171 IDACORP Inc 313,961
1,433 MGE Energy Inc 94,048
11,247 OGE Energy Corp 410,066
1,751 Otter Tail Corp 107,722
5,647 PNM Resources Inc 258,237
7,150 Portland General Electric Co 310,739
Total Electric Utilities 3,174,944
Electrical Equipment - 1.0%
5,829 Eaton Corp PLC 777,355
8,927 Emerson Electric Co 653,635
744 Hubbell Inc 165,912
4,452 nVent Electric PLC 140,728
537 Regal Rexnord Corp 75,373
2,492 Rockwell Automation Inc 536,054
1,678 Sensata Technologies Holding PLC 62,556
Total Electrical Equipment 2,411,613
Electronic Equipment, Instruments & Components - 0.4%
1,177 Arrow Electronics Inc (2) 108,508
1,858 Avnet Inc 67,111
914 Cognex Corp 37,885
18,044 Corning Inc 523,637
1,351 Jabil Inc 77,966
422 Littelfuse Inc 83,847
1,557 National Instruments Corp 58,761
Total Electronic Equipment, Instruments & Components 957,715
Energy Equipment & Services - 0.4%
1,887 ChampionX Corp 36,929
1,072 Dril-Quip Inc (2) 20,925
1,243 Helmerich & Payne Inc 45,954
12,922 NOV Inc 209,078
4,365 Patterson-UTI Energy Inc 50,983
11,657 Schlumberger NV 418,486
2,888 Technip Energies NV (2),(3) 32,862
8,230 TechnipFMC PLC (2) 69,626
16,647 Transocean Ltd (2) 41,118
Total Energy Equipment & Services 925,961
Entertainment - 1.3%
1,257 AMC Entertainment Holdings Inc, Class A (2),(3) 8,761
4,361 Electronic Arts Inc 504,611
1,168 Liberty Media Corp-Liberty Formula One, Class C (2) 68,328
4,304 Netflix Inc (2) 1,013,334
16,102 Walt Disney Co (2) 1,518,902

Shares Description (1) Value
Entertainment (continued)
19,380 Warner Bros Discovery Inc (2) $ 222,870
Total Entertainment 3,336,806
Equity Real Estate Investment Trusts - 0.1%
4,261 SITE Centers Corp 45,635
4,316 Ventas Inc 173,374
Total Equity Real Estate Investment Trusts 219,009
Equity Real Estate Investment Trusts (Reits) - 1.6%
7,301 Acadia Realty Trust 92,139
1,995 Agree Realty Corp 134,822
4,722 Brixmor Property Group Inc 87,215
3,021 Broadstone Net Lease Inc 46,916
1,563 Camden Property Trust 186,700
3,338 Corporate Office Properties Trust 77,542
4,593 Crown Castle Inc 663,918
601 EastGroup Properties Inc 86,748
6,198 Empire State Realty Trust Inc, Class A 40,659
947 Equinix Inc 538,691
2,806 Equity LifeStyle Properties Inc 176,329
2,766 First Industrial Realty Trust Inc 123,944
1,529 Gaming and Leisure Properties Inc 67,643
1,750 Hudson Pacific Properties Inc 19,163
144 Innovative Industrial Properties Inc 12,744
1,482 Kilroy Realty Corp 62,407
561 Lamar Advertising Co, Class A 46,277
2,182 Life Storage Inc 241,678
2,787 Macerich Co 22,129
3,371 National Retail Properties Inc 134,368
1,038 National Storage Affiliates Trust 43,160
1,904 Omega Healthcare Investors Inc 56,149
6,410 Park Hotels & Resorts Inc 72,177
7,410 Physicians Realty Trust 111,446
7,659 Retail Opportunity Investments Corp 105,388
1,070 Seritage Growth Properties (2) 9,651
3,186 SL Green Realty Corp 127,950
2,225 Spirit Realty Capital Inc 80,456
2,613 STAG Industrial Inc 74,288
2,447 STORE Capital Corp 76,665
1,471 Terreno Realty Corp 77,948
5,572 Veris Residential Inc (2) 63,354
3,426 VICI Properties Inc 102,266
2,890 WP Carey Inc 201,722
Total Equity Real Estate Investment Trusts (Reits) 4,064,652
Equity Real Estate Investment Trusts (REITs) - 0.9%
4,624 American Homes 4 Rent, Class A 151,713
4,541 American Tower Corp 974,953
1,674 Apartment Income REIT Corp 64,650
5,269 Apple Hospitality REIT Inc 74,082
4,774 Brandywine Realty Trust 32,225
2,548 Equity Commonwealth 62,069
5,957 Healthcare Realty Trust Inc 124,203
5,001 Invitation Homes Inc 168,884
7,431 Pebblebrook Hotel Trust 107,824
2,204 Rexford Industrial Realty Inc 114,608
3,073 RLJ Lodging Trust 31,099
8,449 Sabra Health Care REIT Inc 110,851
2,605 Service Properties Trust 13,520
4,169 Summit Hotel Properties Inc 28,016

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

SPXX
Shares Description (1) Value
Equity Real Estate Investment Trusts (REITs) (continued)
1,134 Sun Communities Inc $ 153,464
2,214 Xenia Hotels & Resorts Inc 30,531
Total Equity Real Estate Investment Trusts (REITs) 2,242,692
Food & Staples Retailing - 0.8%
362 Casey's General Stores Inc 73,313
15,426 Walmart Inc 2,000,752
Total Food & Staples Retailing 2,074,065
Food Products - 0.6%
12,387 Archer-Daniels-Midland Co 996,534
884 Bunge Ltd (2) 72,992
3,774 Flowers Foods Inc 93,180
2,671 Hostess Brands Inc (2) 62,074
907 Ingredion Inc 73,032
545 J & J Snack Foods Corp 70,561
427 Lancaster Colony Corp 64,169
880 Post Holdings Inc (2) 72,081
Total Food Products 1,504,623
Gas Utilities - 0.3%
876 Chesapeake Utilities Corp 101,082
1,299 National Fuel Gas Co 79,953
2,125 New Jersey Resources Corp 82,238
1,701 ONE Gas Inc 119,733
860 Southwest Gas Holdings Inc 59,985
2,325 Spire Inc 144,917
3,872 UGI Corp 125,182
Total Gas Utilities 713,090
Health Care Equipment & Supplies - 2.4%
19,910 Abbott Laboratories 1,926,492
25,472 Boston Scientific Corp (2) 986,530
4,794 Dexcom Inc (2) 386,109
450 Enovis Corp (2) 20,731
821 Globus Medical Inc, Class A (2) 48,907
595 Insulet Corp (2) 136,493
1,151 Integra LifeSciences Holdings Corp (2) 48,756
4,778 Intuitive Surgical Inc (2) 895,588
285 Masimo Corp (2) 40,231
17,840 Medtronic PLC 1,440,580
352 Omnicell Inc (2) 30,635
Total Health Care Equipment & Supplies 5,961,052
Health Care Providers & Services - 4.3%
699 Acadia Healthcare Co Inc (2) 54,648
149 Chemed Corp 65,047
13,155 CVS Health Corp 1,254,592
4,100 Elevance Health Inc 1,862,384
989 Encompass Health Corp 44,733
494 Enhabit Inc (2) 6,936
2,553 Humana Inc 1,238,690
1,646 Laboratory Corp of America Holdings 337,117
2,513 McKesson Corp 854,093
1,213 Tenet Healthcare Corp (2) 62,567
9,793 UnitedHealth Group Inc 4,945,857
Total Health Care Providers & Services 10,726,664

Shares Description (1) Value
Health Care Technology - 0.1%
2,831 Change Healthcare Inc (2) $ 77,824
465 Veeva Systems Inc, Class A (2) 76,669
Total Health Care Technology 154,493
Hotels, Restaurants & Leisure - 2.1%
344 Airbnb Inc (2) 36,134
1,826 Aramark 56,971
481 Booking Holdings Inc (2) 790,384
2,044 Caesars Entertainment Inc (2) 65,939
714 Choice Hotels International Inc 78,197
278 Churchill Downs Inc 51,194
1,128 Hilton Grand Vacations Inc (2) 37,100
980 Hyatt Hotels Corp (2) 79,341
10,125 McDonald's Corp 2,336,243
3,463 Norwegian Cruise Line Holdings Ltd (2) 39,340
1,730 Penn Entertainment Inc (2) 47,592
2,213 Royal Caribbean Cruises Ltd (2) 83,873
15,767 Starbucks Corp 1,328,527
173 Vail Resorts Inc 37,306
2,415 Wendy's Co 45,136
955 Wyndham Hotels & Resorts Inc 58,589
1,140 Yum China Holdings Inc 53,956
Total Hotels, Restaurants & Leisure 5,225,822
Household Durables - 0.2%
5,382 KB Home 139,501
1,448 Leggett & Platt Inc 48,102
491 Meritage Homes Corp (2) 34,503
2,220 Taylor Morrison Home Corp (2) 51,770
4,004 Tempur Sealy International Inc 96,657
1,454 Toll Brothers Inc 61,068
219 TopBuild Corp (2) 36,087
Total Household Durables 467,688
Household Products - 1.9%
10,458 Colgate-Palmolive Co 734,674
8,653 Kimberly-Clark Corp 973,809
23,430 Procter & Gamble Co 2,958,038
1,619 Reynolds Consumer Products Inc 42,110
Total Household Products 4,708,631
Independent Power And Renewable Electricity Prod - 0.1%
617 Sunnova Energy International Inc (2) 13,623
11,833 Vistra Corp 248,493
Total Independent Power And Renewable Electricity Prod 262,116
Industrial Conglomerates - 1.1%
8,659 3M Co 956,820
11,326 Honeywell International Inc 1,891,102
Total Industrial Conglomerates 2,847,922
Insurance - 2.0%
226 Alleghany Corp (2) 189,698
683 American Financial Group Inc/OH 83,961
3,629 Arch Capital Group Ltd (2) 165,265
5,688 Arthur J Gallagher & Co 973,899
1,126 Axis Capital Holdings Ltd 55,343
3,671 CNO Financial Group Inc 65,968
774 First American Financial Corp 35,681

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

SPXX
Shares Description (1) Value
Insurance (continued)
863 Hanover Insurance Group Inc $ 110,585
134 Markel Corp (2) 145,285
8,946 Marsh & McLennan Cos Inc 1,335,548
6,140 Old Republic International Corp 128,510
548 Primerica Inc 67,651
1,511 Reinsurance Group of America Inc 190,099
503 RenaissanceRe Holdings Ltd 70,616
654 RLI Corp 66,957
1,002 Selective Insurance Group Inc 81,563
6,781 Travelers Cos Inc/The 1,038,849
3,092 Unum Group 119,970
Total Insurance 4,925,448
Interactive Media & Services - 5.2%
51,060 Alphabet Inc, Class A (2) 4,883,889
52,580 Alphabet Inc, Class C (2) 5,055,567
21,101 Meta Platforms Inc (2) 2,862,984
6,642 Twitter Inc (2) 291,185
Total Interactive Media & Services 13,093,625
Internet & Direct Marketing Retail - 3.6%
77,160 Amazon.com Inc (2) 8,719,080
9,207 eBay Inc 338,910
Total Internet & Direct Marketing Retail 9,057,990
It Services - 0.1%
411 Block Inc (2) 22,601
789 GoDaddy Inc, Class A (2) 55,924
258 Okta Inc (2) 14,672
151 Snowflake Inc, Class A (2) 25,664
1,934 SS&C Technologies Holdings Inc 92,349
3,260 Western Union Co 44,010
Total It Services 255,220
IT Services - 3.7%
4,843 Accenture PLC, Class A 1,246,104
1,592 Amdocs Ltd 126,484
9,519 Fidelity National Information Services Inc 719,351
8,929 Mastercard Inc 2,538,872
11,603 PayPal Holdings Inc (2) 998,670
2,401 VeriSign Inc (2) 417,054
17,979 Visa Inc, Class A 3,193,969
Total IT Services 9,240,504
Leisure Products - 0.0%
2,412 Mattel Inc (2) 45,683
Life Sciences Tools & Services - 1.4%
4,043 Agilent Technologies Inc 491,427
1,708 Avantor Inc (2) 33,477
869 Bio-Techne Corp 246,796
1,004 Bruker Corp 53,272
1,483 Illumina Inc (2) 282,941
1,171 QIAGEN NV (2) 48,339
4,185 Thermo Fisher Scientific Inc 2,122,590
760 Waters Corp (2) 204,843
Total Life Sciences Tools & Services 3,483,685

Shares Description (1) Value
Machinery - 2.1%
697 AGCO Corp $ 67,031
7,025 Caterpillar Inc 1,152,662
3,551 Cummins Inc 722,664
4,362 Deere & Co 1,456,428
450 Esab Corp 15,012
785 Franklin Electric Co Inc 64,142
7,660 Illinois Tool Works Inc 1,383,779
420 Nordson Corp 89,153
2,194 Snap-on Inc 441,762
Total Machinery 5,392,633
Media - 0.8%
37 Cable One Inc 31,563
52,511 Comcast Corp, Class A 1,540,148
939 Liberty Broadband Corp, Class C (2) 69,298
369 Nexstar Media Group Inc 61,568
15,383 Sirius XM Holdings Inc 87,837
7,195 TEGNA Inc 148,792
Total Media 1,939,206
Metals & Mining - 0.4%
18,887 Freeport-McMoRan Inc 516,182
555 Reliance Steel & Aluminum Co 96,798
714 Royal Gold Inc 66,987
2,973 Southern Copper Corp 133,309
2,415 Steel Dynamics Inc 171,344
Total Metals & Mining 984,620
Mortgage Real Estate Investment Trusts (Reits) - 0.0%
4,596 AGNC Investment Corp 38,698
2,716 Annaly Capital Management Inc 46,607
2,490 Starwood Property Trust Inc 45,368
Total Mortgage Real Estate Investment Trusts (Reits) 130,673
Multiline Retail - 0.4%
6,058 Target Corp 898,947
Multi-Utilities - 0.6%
3,870 Avista Corp 143,384
1,438 Black Hills Corp 97,396
14,757 Consolidated Edison Inc 1,265,560
2,312 NorthWestern Corp 113,935
Total Multi-Utilities 1,620,275
Oil, Gas & Consumable Fuels - 3.7%
4,761 Antero Midstream Corp 43,706
4,758 Antero Resources Corp (2) 145,262
1,087 Cheniere Energy Inc 180,344
18,598 Chevron Corp 2,671,975
4,084 CNX Resources Corp (2) 63,425
5,980 Comstock Resources Inc (2) 103,394
1,025 Continental Resources Inc/OK 68,480
7,795 Coterra Energy Inc 203,605
14,094 Devon Energy Corp 847,472
6,783 DHT Holdings Inc 51,279
4,216 EOG Resources Inc 471,054
3,690 EQT Corp 150,368
4,475 Equitrans Midstream Corp 33,473
4,410 Frontline Ltd/Bermuda (3) 48,201

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

SPXX
Shares Description (1) Value
Oil, Gas & Consumable Fuels (continued)
5,508 HF Sinclair Corp $ 296,551
20,994 Marathon Oil Corp 474,045
11,543 Marathon Petroleum Corp 1,146,566
6,966 Murphy Oil Corp 244,994
7,370 Occidental Petroleum Corp 452,887
4,403 Ovintiv Inc 202,538
5,237 PBF Energy Inc, Class A (2) 184,133
2,566 PDC Energy Inc 148,289
8,289 Phillips 66 669,088
4,093 Range Resources Corp 103,389
2,100 Scorpio Tankers Inc 88,284
2,040 SM Energy Co 76,724
14,618 Southwestern Energy Co (2) 89,462
2,864 Talos Energy Inc (2) 47,686
Total Oil, Gas & Consumable Fuels 9,306,674
Paper & Forest Products - 0.0%
658 Louisiana-Pacific Corp 33,683
Personal Products - 0.0%
1,115 BellRing Brands Inc (2) 22,980
Pharmaceuticals - 4.5%
7,744 Eli Lilly & Co 2,504,022
1,326 Jazz Pharmaceuticals PLC (2) 176,743
24,661 Johnson & Johnson 4,028,621
26,004 Merck & Co Inc 2,239,465
55,221 Pfizer Inc 2,416,471
1,490 Royalty Pharma PLC 59,868
Total Pharmaceuticals 11,425,190
Professional Services - 0.2%
558 ASGN Inc (2) 50,427
969 Booz Allen Hamilton Holding Corp 89,487
270 CACI International Inc, Class A (2) 70,486
1,040 CoStar Group Inc (2) 72,436
488 Exponent Inc 42,783
1,196 KBR Inc 51,691
596 Science Applications International Corp 52,704
1,386 TransUnion 82,453
Total Professional Services 512,467
Real Estate Management & Development - 0.1%
1,786 Anywhere Real Estate Inc (2) 14,484
588 eXp World Holdings Inc (3) 6,592
538 Howard Hughes Corp (2) 29,800
654 Jones Lang LaSalle Inc (2) 98,800
2,209 Kennedy-Wilson Holdings Inc 34,151
Total Real Estate Management & Development 183,827
Road & Rail - 0.8%
979 Knight-Swift Transportation Holdings Inc 47,902
505 Landstar System Inc 72,907
2,429 Schneider National Inc, Class B 49,309
1,498 Uber Technologies Inc (2) 39,697
9,444 Union Pacific Corp 1,839,880
1,807 Werner Enterprises Inc 67,943
Total Road & Rail 2,117,638

Shares Description (1) Value
Semiconductors & Semiconductor Equipment - 4.5%
13,679 Advanced Micro Devices Inc (2) $ 866,701
8,397 Analog Devices Inc 1,170,038
196 ASML Holding NV 81,408
580 Diodes Inc (2) 37,648
2,085 Enphase Energy Inc (2) 578,525
743 Entegris Inc 61,684
1,162 GLOBALFOUNDRIES Inc (2),(3) 56,183
40,583 Intel Corp 1,045,824
1,989 KLA Corp 601,931
741 Lattice Semiconductor Corp (2) 36,465
1,025 Marvell Technology Inc 43,983
9,964 Microchip Technology Inc 608,103
650 MKS INSTRUMENTS INC 53,716
360 Monolithic Power Systems Inc 130,824
22,301 NVIDIA Corp 2,707,118
973 ON Semiconductor Corp (2) 60,647
11,276 QUALCOMM Inc 1,273,962
644 Semtech Corp (2) 18,940
352 Silicon Laboratories Inc (2) 43,451
11,924 Texas Instruments Inc 1,845,597
Total Semiconductors & Semiconductor Equipment 11,322,748
Software - 8.9%
3,169 Adobe Inc (2) 872,109
249 Atlassian Corp PLC, Class A (2) 52,437
2,833 Autodesk Inc (2) 529,204
2,276 Black Knight Inc (2) 147,325
499 Blackline Inc (2) 29,890
330 Datadog Inc, Class A (2) 29,297
365 DocuSign Inc (2) 19,517
2,055 Dropbox Inc, Class A (2) 42,580
866 Dynatrace Inc (2) 30,145
135 Fair Isaac Corp (2) 55,621
10,051 Fortinet Inc (2) 493,806
721 Guidewire Software Inc (2) 44,399
79 HubSpot Inc (2) 21,339
3,220 Intuit Inc 1,247,170
66,073 Microsoft Corp 15,388,402
55 MicroStrategy Inc, Class A (2),(3) 11,674
16,855 Oracle Corp 1,029,335
540 Palo Alto Networks Inc (2) 88,447
592 Pegasystems Inc 19,027
454 Rapid7 Inc (2) 19,477
8,882 Salesforce Inc (2) 1,277,587
1,962 ServiceNow Inc (2) 740,871
558 Splunk Inc (2) 41,962
1,105 Verint Systems Inc (2) 37,106
474 Workday Inc, Class A (2) 72,152
219 Zscaler Inc (2) 35,997
Total Software 22,376,876
Specialty Retail - 2.5%
3,818 Best Buy Co Inc 241,832
291 Burlington Stores Inc (2) 32,560
113 Dick's Sporting Goods Inc (3) 11,824
280 Five Below Inc (2) 38,548
517 Floor & Decor Holdings Inc, Class A (2) 36,325
11,249 Home Depot Inc 3,104,049
8,430 Lowe's Cos Inc 1,583,238
542 Penske Automotive Group Inc 53,349
19,493 TJX Cos Inc 1,210,905

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

SPXX
Shares Description (1) Value
Specialty Retail (continued)
2,594 Urban Outfitters Inc (2) $ 50,972
Total Specialty Retail 6,363,602
Technology Hardware, Storage & Peripherals - 7.3%
133,397 Apple Inc 18,435,465
1,850 Dell Technologies Inc, Class C 63,215
Total Technology Hardware, Storage & Peripherals 18,498,680
Textiles, Apparel & Luxury Goods - 0.5%
896 Columbia Sportswear Co 60,301
154 Deckers Outdoor Corp (2) 48,142
1,936 Kontoor Brands Inc 65,069
11,264 NIKE Inc, Class B 936,263
1,536 Skechers USA Inc, Class A (2) 48,722
Total Textiles, Apparel & Luxury Goods 1,158,497
Thrifts & Mortgage Finance - 0.0%
2,768 MGIC Investment Corp 35,486
440 PennyMac Financial Services Inc 18,876
1,111 Radian Group Inc 21,431
3,026 TFS Financial Corp 39,338
Total Thrifts & Mortgage Finance 115,131
Tobacco - 0.7%
17,306 Altria Group Inc 698,816
12,846 Philip Morris International Inc 1,066,347
Total Tobacco 1,765,163
Trading Companies & Distributors - 0.4%
635 Applied Industrial Technologies Inc 65,265
911 MSC Industrial Direct Co Inc, Class A 66,330
271 SiteOne Landscape Supply Inc (2) 28,222
394 Watsco Inc 101,439
1,505 WW Grainger Inc 736,231
Total Trading Companies & Distributors 997,487
Water Utilities - 0.1%
1,309 American States Water Co 102,037
1,428 California Water Service Group 75,241
3,897 Essential Utilities Inc 161,258
Total Water Utilities 338,536
Wireless Telecommunication Services - 0.0%
1,094 United States Cellular Corp (2) 28,477
Total Common Stocks (cost $119,183,153) 247,044,206

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Shares Description (1) Value
X 4,666,220 EXCHANGE-TRADED FUNDS - 1.8%
X 4,666,220
26,000 Vanguard Total Stock Market ETF (3) $ 4,666,220
Total Exchange-Traded Funds (cost $4,797,441) 4,666,220
Total Long-Term Investments (cost $123,980,594) 251,710,426
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.5%
1,212,176 MONEY MARKET FUNDS - 0.5%
X 1,212,176
1,212,176 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
3.070%(5) $ 1,212,176
Total Investments Purchased with Collateral from Securities Lending (cost $1,212,176) 1,212,176
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.3%
5,852,475 REPURCHASE AGREEMENTS - 2.3%
5,852,475
$ 5,852 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/22, repurchase price
$5,852,880, collateralized by $6,458,000.00, U.S.
Treasury Note, 2.25%, due 8/15/27, value $5,969,610
0.830% 10/03/22 $ 5,852,475
Total Short-Term Investments (cost $5,852,475) 5,852,475
Total Investments (cost $ 131,045,245 ) - 102 .7% 258,775,077
Other Assets Less Liabilities -  (2.7)%(6) (6,924,449)
Net Assets Applicable to Common Shares - 100% $ 251,850,628
Options Purchased
Description (7) Type
Number of
Contracts
Notional
Amount (8)
Exercise
Price Expiration Date Value
CBOE SPX Volatility Index Put 100 $ 240,000 $ 24 10/19/22 $ 1,250
NIKE Inc Call 50 525,000 105 10/21/22 275
Total Options Purchased (premiums paid $13,382) 150 $765,000 $1,525
Options Written
Description (7) Type
Number of
Contracts
Notional
Amount (8)
Exercise
Price Expiration Date Value
S&P 500® Index Put (30) $ (10,500,000) $ 3,500 10/21/22 $ (196,500)
S&P 500® Index Call (350) (134,925,000) 3,855 10/21/22 (453,250)
S&P 500 Index Call (20) (7,800,000) 3,900 10/21/22 (15,800)
Total Options Written (premiums received $4,253,580) (400) $(153,225,000) $(665,550)

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

SPXX
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 247,044,207 $ – $ – $ 247,044,207
Exchange-Traded Funds 4,666,219 – – 4,666,219
Investments Purchased with Collateral from
Securities Lending 1,212,176 – – 1,212,176
Short-Term Investments:
Repurchase Agreements – 5,852,475 – 5,852,475
Investments in Derivatives:
Options Purchased* 1,525 – – 1,525
Options Written* (665,550) – – (665,550)
Total
$ 252,258,577 $ 5,852,475 $ – $ 258,111,052
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,166,980.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
(6) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
(7) Exchange-traded, unless otherwise noted.
(8) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ADR American Depositary Receipt
CBOE Chicago Board Options Exchange
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust
S&P Standard & Poor's